Investment Strategy - CHANNING INTRINSIC VALUE SMALL-CAP FUND	Jun. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks long-term capital appreciation. To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small cap companies. The Fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index. The Fund’s portfolio is selected utilizing the Advisor’s fundamental, bottom-up value investment philosophy that focuses on making concentrated investments in undervalued and neglected small cap companies that are broadly diversified across many market sectors.